LONG-TERM INVESTMENTS - Equity securities without readily determinable fair value (Details) $ in Thousands	1 Months Ended						6 Months Ended			12 Months Ended				18 Months Ended
	Nov. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 543,178,000					¥ 656,795,000			¥ 647,702,000		¥ 543,178,000	¥ 699,747,000	¥ 656,795,000
Impairment loss of investments							2,056,000	$ 318	¥ 0	282,076,000	$ 43,230	154,898,000	23,140,000
Shanghai Xinzheng
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 129,786,000					¥ 129,786,000			¥ 129,786,000		¥ 129,786,000		¥ 129,786,000
Purchase of equity interest (as a percent)				15.00%
Purchase of investments, cash consideration				¥ 129,786,000
Equity interest (as a percent)		15.00%					15.00%			15.00%		15.00%		15.00%	15.00%	15.00%
Impairment loss of investments							¥ 0			¥ 0		¥ 0
Impairment existed		¥ 0					0			0		0		¥ 0
Ezhou Rural Commercial bank
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		40,000,000					40,000,000			40,000,000		40,000,000		40,000,000
BitPay, Inc.
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 27,847,000					¥ 24,783,000			¥ 26,100,000		¥ 27,847,000		¥ 24,783,000
Purchase of equity interest (as a percent)					1.11%
Purchase of investments, cash consideration | $					$ 4,000
Equity interest (as a percent)		1.11%					1.11%			1.11%		1.11%		1.11%	1.11%	1.11%
Impairment loss of investments										¥ 0		¥ 0		¥ 0
Impairment existed		¥ 0					¥ 0			0		0	0	0
Goopal Group
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 18,936,000					17,562,000			¥ 17,748,000		¥ 18,936,000		17,562,000
Purchase of equity interest (as a percent)						1.94%				1.94%					1.94%
Purchase of investments, cash consideration | $			$ 2,720			$ 2,720
Equity interest (as a percent)		1.94%				1.94%				1.94%		1.94%			1.94%	1.94%
Impairment loss of investments							0			¥ 0		¥ 0
Impairment existed							0							0	$ 0	$ 0	$ 0
Hubei Consumption
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value							361,100,000			361,100,000				361,100,000
Purchase of investments, cash consideration		¥ 361,100,000								¥ 361,100,000
Equity interest (as a percent)		24.47%								0.00%		24.47%			0.00%	24.47%
Impairment loss of investments							0			¥ 0
Impairment existed							0			0				0
Zhuhai Yuanxin
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value	¥ 15,000,000						15,000,000			15,000,000				15,000,000
Purchase of investments, cash consideration	¥ 15,000,000
Equity interest (as a percent)	33.33%
Impairment loss of investments							0			0
Impairment existed							0			0				0
Ningbo Weilie
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value							20,000,000			20,000,000				20,000,000				¥ 20,000,000
Equity interest (as a percent)																		8.50%
Impairment loss of investments							0			0
Impairment existed							0			0				0
PT.TIRTA FinaNCE(INA)
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value							¥ 19,467,000							¥ 19,467,000
Equity interest (as a percent)							40.00%							40.00%
Impairment loss of investments							¥ 0
Impairment existed							0							¥ 0
Others
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value		¥ 46,532,000					¥ 29,097,000			37,968,000		¥ 46,532,000		¥ 29,097,000
Impairment loss of investments										¥ 0		¥ 20,724,000	¥ 23,140,000